Stock Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 176,400	$ 156,900		$ 176,400		$ 176,400		$ 156,900
Unrecognized stock-based compensation expense, period for recognition						3 years 7 months 17 days		3 years 6 months 10 days
Aggregate intrinsic value				4,000	$ 27,200	$ 11,800	$ 27,500	$ 89,900	$ 1,400	$ 500
Incremental stock-based compensation			$ 6,400	3,700
Stock-based compensation expense				$ 15,774	$ 5,546	26,719	$ 5,903	$ 23,757	$ 1,237	$ 6,680
Employee stock purchase						$ 25,000
Purchase price of common stock, percentage of fair market value						85.00%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value						$ 21.82			$ 17.68
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)						10,000,000.0		13,300,000	8,200,000
Performance based shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)	100,000
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		47,841,859						47,841,859
Percentage of stock outstanding								5.00%	5.00%
2020 Omnibus Incentive Plan | Common Class A and B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		15,000,000						15,000,000
2020 Omnibus Incentive Plan | Class A common stock, par value $0.0001 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		24,669,278						24,669,278
2020 Omnibus Incentive Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		8,172,581						8,172,581
2020 Omnibus Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years						10 years
Tranche one | 2020 Omnibus Incentive Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year						1 year